SHARE CAPITAL - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share	Dec. 31, 2021 Share
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding	4,834,993	2,818,902	2,833,438
Exercisable	3,664,993
January 4, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 3.24
Outstanding	65,625
Exercisable	65,625
March 1, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 0.7
Outstanding	103,571
Exercisable	103,571
December 1, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 13.19
Outstanding	53,100
Exercisable	53,100
December 1, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 9.17
Outstanding	736,200
Exercisable	736,200
December 1, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 4.33
Outstanding	639,000
Exercisable	639,000
December 1, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 4.12
Outstanding	481,247
Exercisable	481,247
January 15, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 7.66
Outstanding	518,750
Exercisable	518,750
November 6, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 12.85
Outstanding	390,000
Exercisable	390,000
April 27, 2026 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 11.73
Outstanding	400,000
Exercisable	400,000
August 16, 2027 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 5.98
Outstanding	525,000
Exercisable	277,500
December 28, 2028 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 4.05
Outstanding	922,500
Exercisable	0